Subsequent Events (Details)												1 Months Ended								3 Months Ended								6 Months Ended	12 Months Ended
	Jul. 24, 2023 $ / shares shares	Jul. 01, 2023 USD ($) $ / shares shares	Mar. 14, 2023 $ / shares shares	Mar. 14, 2023 USD ($) $ / shares shares	Feb. 28, 2023 shares	Feb. 27, 2023 shares	Oct. 17, 2022 shares	Oct. 12, 2022 shares	Sep. 13, 2021 shares	Feb. 12, 2021 USD ($) shares	Feb. 11, 2021 shares	Jul. 31, 2023 USD ($) $ / shares shares	Jan. 31, 2023 shares	Oct. 18, 2022 $ / shares shares	Oct. 17, 2022 USD ($) shares	Feb. 16, 2021 USD ($) shares	Jan. 24, 2021 USD ($) shares	Dec. 31, 2020 shares	Oct. 31, 2020 shares	Jun. 30, 2023 USD ($) $ / shares shares	Apr. 14, 2023 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2022 shares	Jun. 30, 2022 shares	Mar. 31, 2022 USD ($) shares	Sep. 30, 2021 shares	Mar. 31, 2021 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares	Apr. 13, 2023 $ / shares	Apr. 01, 2023 USD ($)	Mar. 30, 2023 USD ($)	Jan. 18, 2023 USD ($)	Jan. 13, 2023 USD ($)	Dec. 22, 2022 USD ($)	Nov. 29, 2022 USD ($)	Oct. 26, 2022 USD ($)	Sep. 21, 2022 USD ($)	Sep. 16, 2022 USD ($)	Sep. 09, 2022	Aug. 26, 2022 USD ($)	Aug. 17, 2022 USD ($)	Aug. 04, 2022	Jul. 22, 2022	Jul. 11, 2022	Jul. 01, 2022	May 31, 2022	May 17, 2022	Mar. 22, 2022 USD ($)	Mar. 16, 2022	Mar. 15, 2022	Feb. 01, 2022	Jan. 18, 2022 USD ($)	Oct. 29, 2021 USD ($)	Jul. 01, 2021	Mar. 18, 2021	Mar. 17, 2021	Sep. 17, 2020	Mar. 31, 2020	Mar. 30, 2020	Mar. 18, 2020	Mar. 16, 2020	Feb. 18, 2020
Subsequent Events (Details) [Line Items]
Company’s common stock (in Shares)											40,000
Outstanding principal amount | $																				$ 2,020,000		$ 1,426,000			$ 1,500,000				$ 3,650,000	$ 2,500,000
Common shares issued for extinguishment of debt (in Shares)							83,682															1,547,234	111,585	35,062	57,472	11,696	11,919
Exercise price (in Dollars per share) | $ / shares		$ 2,300,000																		$ 6,400,000								$ 6,400,000
Cash acquired from acquisition | $																													1,667,000
Received gross proceeds amount | $										$ 27,800,000						$ 18,500,000	$ 27,800,000
CXApp Inc. [Member]
Subsequent Events (Details) [Line Items]
Noncontrolling interest, ownership percentage by parent																				50.00%								50.00%
Warrant [Member]
Subsequent Events (Details) [Line Items]
Company’s common stock (in Shares)														3,846,153
Exercise warrants (in Shares)														930,990
Exercise price (in Dollars per share) | $ / shares														$ 0.001
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Outstanding principal amount | $																				$ 7,000		$ 1,000
Common shares issued for extinguishment of debt (in Shares)																				7,349,420		1,547,234			57,472				287,802	23,615
Common stock issued in direct offering (in Shares)								52,513
CXApp Inc. [Member]
Subsequent Events (Details) [Line Items]
Spinoff transaction, conversion, shares issued (in Shares)			1
Closing merger days				180 days
Spinoff transaction, stock price trigger (in Dollars per share) | $ / shares			$ 12
February 2023 Warrant Amendment [Member]
Subsequent Events (Details) [Line Items]
Common stock issued in direct offering (in Shares)					324,918
Exercisable warrants per common share (in Shares)					0.33
September 2021 Warrants [Member]
Subsequent Events (Details) [Line Items]
Common shares issued for extinguishment of debt (in Shares)					232,675
Common stock issued in direct offering (in Shares)					76,794																	324,918
March 2022 Warrants [Member]
Subsequent Events (Details) [Line Items]
Common shares issued for extinguishment of debt (in Shares)					751,867
Common stock issued in direct offering (in Shares)					248,124																	324,918
Equity Distribution Agreement [Member]
Subsequent Events (Details) [Line Items]
Company’s common stock (in Shares)																												28,981,729
Transaction costs | $																												$ 21,000,000
Received gross proceeds amount | $																												20,400,000
Registered Direct Offering [Member]
Subsequent Events (Details) [Line Items]
Company’s common stock (in Shares)														253,112
Common stock issued in direct offering (in Shares)										93,334						40,000	77,334										210,668
Registered Direct Offering [Member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Company’s common stock (in Shares)									626,667
Common stock issued in direct offering (in Shares)										93,334				253,112		40,000	77,334
Exercise price (in Dollars per share) | $ / shares														$ 0.001								$ 0.001
Sales Agreement [Member]
Subsequent Events (Details) [Line Items]
Transaction costs | $																												1,400,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Outstanding principal amount | $		$ 3,200,000
Common shares issued for extinguishment of debt (in Shares)		18,144,158										9,000,000
Subsequent Event [Member] | CXApp Inc. [Member]
Subsequent Events (Details) [Line Items]
Noncontrolling interest, ownership percentage by parent			50.00%	50.00%
Subsequent Event [Member] | CXApp Inc. [Member]
Subsequent Events (Details) [Line Items]
Spinoff transaction, conversion, shares issued (in Shares)				1
Spinoff transaction, stock price trigger (in Dollars per share) | $ / shares				$ 12
Spinoff transaction, threshold consecutive trading days				20 days
Spinoff transaction, trading days				30 days
Cash acquired from acquisition | $				$ 10,000,000
Subsequent Event [Member] | February 2023 Warrant Amendment [Member]
Subsequent Events (Details) [Line Items]
Common stock issued in direct offering (in Shares)					324,918
Exercisable warrants per common share (in Shares)					0.33
Subsequent Event [Member] | September 2021 Warrants [Member]
Subsequent Events (Details) [Line Items]
Common stock issued in direct offering (in Shares)					76,794
Subsequent Event [Member] | March 2022 Warrants [Member]
Subsequent Events (Details) [Line Items]
Common stock issued in direct offering (in Shares)					248,124
Subsequent Event [Member] | May 2023 Warrant Issuance [Member]
Subsequent Events (Details) [Line Items]
Exercise warrants (in Shares)												9,000,000
Exercise price (in Dollars per share) | $ / shares												$ 0.26
Received gross proceeds amount | $												$ 2,300,000
Subsequent Event [Member] | Equity Distribution Agreement [Member]
Subsequent Events (Details) [Line Items]
Company’s common stock (in Shares)																						9,655,207
Transaction costs | $																						$ 15,400,000
Subsequent Event [Member] | Registered Direct Offering [Member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares														$ 0.001
Subsequent Event [Member] | Registered Direct Offering [Member] | Pre-Funded Warrant [Member]
Subsequent Events (Details) [Line Items]
Common stock issued in direct offering (in Shares)													1,380,000
Exercise warrants (in Shares)													1,380,000
Subsequent Event [Member] | Sales Agreement [Member]
Subsequent Events (Details) [Line Items]
Company’s common stock (in Shares)		41,393,825
Transaction costs | $		$ 6,400,000
Inpixon and Superfly Merger Sub Inc. Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Net cash | $																				$ 21,500,000								$ 21,500,000
Issued and outstanding percentage																				40.00%								40.00%
Inpixon and Superfly Merger Sub Inc. Agreement [Member] | Subsequent Event [Member] | XTI Aircraft Company [Member]
Subsequent Events (Details) [Line Items]
Issued and outstanding percentage																				60.00%								60.00%
Minimum [Member] | Equity Distribution Agreement [Member]
Subsequent Events (Details) [Line Items]
Share prices (in Dollars per share) | $ / shares																				$ 0.200034								$ 0.200034
Minimum [Member] | Registered Direct Offering [Member]
Subsequent Events (Details) [Line Items]
Share prices (in Dollars per share) | $ / shares																											$ 116.25
Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock price (in Dollars per share) | $ / shares		$ 0.1277
Share prices (in Dollars per share) | $ / shares		0.139609
Minimum [Member] | Subsequent Event [Member] | Equity Distribution Agreement [Member]
Subsequent Events (Details) [Line Items]
Share prices (in Dollars per share) | $ / shares																						$ 1.15
Maximum [Member] | Equity Distribution Agreement [Member]
Subsequent Events (Details) [Line Items]
Share prices (in Dollars per share) | $ / shares																				$ 1.86								$ 1.86
Maximum [Member] | Registered Direct Offering [Member]
Subsequent Events (Details) [Line Items]
Share prices (in Dollars per share) | $ / shares																											$ 150.75
Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock price (in Dollars per share) | $ / shares		0.2272
Share prices (in Dollars per share) | $ / shares		$ 0.22291
Maximum [Member] | Subsequent Event [Member] | Equity Distribution Agreement [Member]
Subsequent Events (Details) [Line Items]
Share prices (in Dollars per share) | $ / shares																						$ 1.86
Maxim Group LLC [Member] | Inpixon and Superfly Merger Sub Inc. Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Cash fee equal amount | $																				$ 800,000								$ 800,000
Common stock per share (in Dollars per share) | $ / shares	$ 0.1523
Maxim Group LLC [Member] | Inpixon and Superfly Merger Sub Inc. Agreement [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Shares of Inpixon common stock (in Shares)	6,565,988
March 2020 Note Purchase Agreement and Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Outstanding principal amount | $															$ 400,000
Outstanding principal interest							10.00%				10.00%				10.00%														10.00%													10.00%			10.00%		10.00%	10.00%	10.00%	10.00%		10.00%	10.00%	10.00%			10.00%	10.00%	10.00%		10.00%	10.00%	10.00%	10.00%	10.00%
March 2020 Note Purchase Agreement and Promissory Note [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common shares issued for extinguishment of debt (in Shares)															83,682
March 2020 Note Purchase Agreement and Promissory Note [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Outstanding principal amount | $																						$ 900,000
Outstanding principal interest																						10.00%
March 2020 Note Purchase Agreement and Promissory Note [Member] | Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock price (in Dollars per share) | $ / shares																						$ 1.09
March 2020 Note Purchase Agreement and Promissory Note [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Outstanding principal interest																																																															10.00%
March 2020 Note Purchase Agreement and Promissory Note [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock price (in Dollars per share) | $ / shares																						$ 1.682
July 2022 Note Purchase Agreement And Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Outstanding principal interest																													5.00%																	10.00%
July 2022 Note Purchase Agreement And Promissory Note [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Outstanding principal amount | $																					$ 1,100,000
Outstanding principal interest		10.00%
July 2022 Note Purchase Agreement And Promissory Note [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Outstanding principal interest																																																												5.00%
July 2022 Note Purchase Agreement And Promissory Note [Member] | Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock price (in Dollars per share) | $ / shares																																$ 0.3336
July 2022 Note Purchase Agreement And Promissory Note [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock price (in Dollars per share) | $ / shares																																$ 0.915
April 2023 Note Purchase Agreement And Promissory Note [Member] | Inpixon and Superfly Merger Sub Inc. Agreement [Member] | Unsecured Debt [Member]
Subsequent Events (Details) [Line Items]
Initial principal amount | $																																	$ 1,817,980
December 2021 Note Purchase Agreement And Promissory Note [Member] | Inpixon and Superfly Merger Sub Inc. Agreement [Member] | Unsecured Debt [Member]
Subsequent Events (Details) [Line Items]
Initial principal amount | $																														$ 1,007,323
December 2021 Note Purchase Agreement And Promissory Note [Member] | Inpixon and Superfly Merger Sub Inc. Agreement [Member] | Subsequent Event [Member] | Unsecured Debt [Member]
Subsequent Events (Details) [Line Items]
Cash | $																														507,323
Outstanding principal | $																														$ 500,000
XTI Promissory Note & Security Agreement [Member] | Inpixon and Superfly Merger Sub Inc. Agreement [Member] | Subsequent Event [Member] | Senior Notes [Member] | XTI Aircraft Company [Member]
Subsequent Events (Details) [Line Items]
Principal amount | $																				500,000								500,000
Aggregate amount | $																				$ 1,775,000								$ 1,775,000
XTI Promissory Note & Security Agreement [Member] | Inpixon [Member] | Inpixon and Superfly Merger Sub Inc. Agreement [Member] | Subsequent Event [Member] | Senior Notes [Member] | XTI Aircraft Company [Member]
Subsequent Events (Details) [Line Items]
Outstanding principal interest																				10.00%								10.00%
Aggregate principal amount | $																				$ 2,313,407								$ 2,313,407
Principal sum amount | $																				$ 525,000								$ 525,000
Common Class A [Member] | CXApp Inc. [Member]
Subsequent Events (Details) [Line Items]
Spinoff transaction, conversion ratio			0.0975222161241519
Common Class A [Member] | Cardinal Ventures Holdings [Member]
Subsequent Events (Details) [Line Items]
Company’s common stock (in Shares)						599,999												700,000	599,999												599,999
Common Class A [Member] | Subsequent Event [Member] | CXApp Inc. [Member]
Subsequent Events (Details) [Line Items]
Spinoff transaction, conversion ratio				0.0975222161241519
Common Class A [Member] | Subsequent Event [Member] | Cardinal Ventures Holdings [Member]
Subsequent Events (Details) [Line Items]
Company’s common stock (in Shares)						599,999
Common Class A [Member] | March 2020 Note Purchase Agreement and Promissory Note [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common shares issued for extinguishment of debt (in Shares)																						611,258
Common Class A [Member] | July 2022 Note Purchase Agreement And Promissory Note [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common shares issued for extinguishment of debt (in Shares)																					2,517,397
Common Class C [Member] | CXApp Inc. [Member]
Subsequent Events (Details) [Line Items]
Spinoff transaction, conversion ratio			0.345760584440175
Common Class C [Member] | Subsequent Event [Member] | CXApp Inc. [Member]
Subsequent Events (Details) [Line Items]
Spinoff transaction, conversion ratio				0.345760584440175
Game Your Game Note Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Debt, initial aggregate principal amount | $																																		$ 100,000	$ 30,000.00		$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000		$ 100,000	$ 100,000							$ 100,000				$ 200,000	$ 200,000
Interest rate percentage																				8.00%								8.00%	8.00%
Game Your Game Note Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Debt, initial aggregate principal amount | $																																				$ 30,000.00